UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03084

Exact name of registrant as specified in charter:	Jennison Small Company Fund, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	9/30/2008

Date of reporting period:	06/30/2008

Item 1.	Schedule of Investments

Jennison Small Company Fund, Inc.

Schedule of Investments

as of June 30, 2008 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 97.3%
COMMON STOCKS
Aerospace & Defense 1.0%
451,500	Moog, Inc. (Class A)(a)	$16,813,860

Air Freight & Logistics 0.5%
389,800	UTI Worldwide, Inc.	7,776,510

Capital Markets 2.0%
816,900	Eaton Vance Corp.	32,479,944

Commercial Banks 0.5%
255,400	Prosperity Bancshares Inc.	6,826,842
510,100	UCBH Holdings, Inc.	1,147,725

		7,974,567

Commercial Services & Supplies 4.5%
593,500	Administaff, Inc.(b)	16,552,715
1,023,900	Knoll, Inc.	12,440,385
484,000	Mobile Mini, Inc.(a)(b)	9,680,000
658,400	Resources Connection, Inc.(b)	13,398,440
162,000	Stericycle, Inc.(a)(b)	8,375,400
427,500	Waste Connections, Inc.(a)(b)	13,650,075

		74,097,015

Communications Equipment 5.8%
895,600	ADTRAN, Inc.(b)	21,351,104
2,906,700	Brocade Communications Systems, Inc.(a)(b)	23,951,208
439,400	CommScope, Inc.(a)(b)	23,187,138
990,500	Emulex Corp.(a)(b)	11,539,325
1,462,100	Foundry Networks, Inc.(a)(b)	17,282,022

		97,310,797

Computers & Peripherals 0.1%
601,600	On Track Innovations Ltd.(a)(b)	1,497,984

Construction & Engineering 1.9%
208,100	Chicago Bridge & Iron Co. N.V.	8,286,542
1,916,500	Great Lakes Dredge & Dock Corp.	11,709,815
278,000	URS Corp.(a)	11,667,660

		31,664,017

Consumer Finance 0.8%
240,800	Alliance Data Systems Corp.(a)(b)	13,617,240

Diversified Consumer Services 1.0%
560,818	School Specialty, Inc.(a)(b)	16,673,119

Diversified Telecommunication Services 4.3%
590,400	Cogent Communications Group, Inc.(a)(b)	7,911,360
1,666,100	Fairpoint Communications, Inc.(b)	12,012,581
911,800	Iowa Telecommunications Services, Inc.	16,056,798
742,500	Ntelos Holdings Corp.(b)	18,837,225
1,052,000	TW Telecom (Class A)(a)(b)	16,863,560

		71,681,524

Electric Utilities 0.6%
520,500	El Paso Electric Co.(a)(b)	10,305,900

Electrical Equipment 0.3%
122,300	Hubbell, Inc. (Class B)	4,876,101

Electronic Equipment & Instruments 1.4%
1,948,200	Insight Enterprises, Inc.(a)(b)	22,852,386

Energy Equipment & Services 4.5%
59,100	Core Laboratories N.V.(a)	8,412,885
150,700	Exterran Holdings, Inc.(a)(b)	10,773,543
265,900	Oceaneering International, Inc.(a)	20,487,595
553,900	Pride International, Inc.(a)(b)	26,193,931
89,300	W-H Energy Services, Inc.(a)	8,549,582

		74,417,536

Food & Staples Retailing 2.2%
1,921,100	United Natural Foods, Inc.(a)(b)	37,423,028

Food Products 1.8%
870,100	Cosan Ltd. (Class A)(a)(b)	11,006,765
939,900	Dean Foods Co.(a)(b)	18,440,838

		29,447,603

Health Care Equipment & Supplies 4.3%
337,700	Beckman Coulter, Inc.(b)	22,804,881
1,205,171	ev3, Inc.(a)(b)	11,425,021
572,000	Immucor, Inc.(a)(b)	14,803,360
491,115	Integra LifeSciences Holdings Corp.(a)(b)	21,844,795

		70,878,057

Health Care Providers & Services 7.4%
447,900	Air Methods Corp.(a)(b)	11,197,500
802,800	Centene Corp.(a)(b)	13,479,012
372,400	HealthExtras, Inc.(a)(b)	11,224,136
302,000	Henry Schein, Inc.(a)(b)	15,574,140
485,800	MWI Veterinary Supply, Inc.(a)(b)	16,084,838
1,240,800	PSS World Medical, Inc.(a)(b)	20,225,040
756,300	Sunrise Senior Living, Inc.(a)(b)	17,001,624
286,300	Universal Health Services, Inc.(b)	18,099,886

		122,886,176

Health Care Technology 0.8%
596,900	TriZetto Group, Inc. (The)(a)(b)	12,761,722

Hotels, Restaurants & Leisure 2.2%
829,000	Cheesecake Factory (The)(a)(b)	13,189,390
507,000	Jack in the Box, Inc.(a)(b)	11,361,870
434,700	Red Robin Gourmet Burgers, Inc.(a)(b)	12,058,578

		36,609,838

Insurance 4.9%
502,800	Aspen Insurance Holdings Ltd.	11,901,276
323,300	Axis Capital Holdings Ltd.	9,637,573
434,200	Protective Life Corp.	16,521,310
283,400	RLI Corp.	14,019,798
615,100	StanCorp Financial Group, Inc.	28,885,096

		80,965,053

Internet Software & Services 2.8%
219,900	Digital River, Inc.(a)(b)	8,483,742
893,700	GSI Commerce, Inc.(a)(b)	12,181,131
717,600	SAVVIS, Inc.(a)(b)	9,264,216
981,000	Switch & Data Facillities Co., Inc.(a)(b)	16,667,190

		46,596,279

IT Services 0.5%
349,300	Wright Express Corp.(a)(b)	8,662,640

Life Sciences Tools & Services 1.7%
422,600	Kendle International, Inc.(a)(b)	15,353,058
240,700	Varian, Inc.(a)(b)	12,290,142

		27,643,200

Machinery 8.2%
514,300	Actuant Corp. (Class A)(b)	16,123,305
613,300	Graco, Inc.(b)	23,348,331
873,539	IDEX Corp.	32,181,177
261,000	Nordson Corp.(b)	19,024,290
454,900	Oshkosh Corp.(b)	9,411,881
741,900	Pentair, Inc.(b)	25,981,338
283,200	RBC Bearings, Inc.(a)(b)	9,436,224

		135,506,546

Marine 0.4%
623,600	Horizon Lines, Inc. (Class A)(b)	6,204,820

Media 3.3%
1,949,000	Entravision Communications Corp. (Class A)(a)(b)	7,834,980
464,400	John Wiley & Son, Inc. (Class A)	20,911,932
1,699,900	Regal Entertainment Group (Class A)(b)	25,974,472

		54,721,384

Metals & Mining 0.5%
124,600	Century Aluminum Co.(a)(b)	8,284,654

Oil, Gas & Consumable Fuels 4.5%
298,700	Bill Barrett Corp.(a)(b)	17,745,767
251,800	Encore Acquisition Co.(a)(b)	18,932,842
674,200	Quicksilver Resources, Inc.(a)	26,051,088
198,800	St. Mary Land & Exploration Co.(b)	12,850,432

		75,580,129

Paper & Forest Products 0.7%
2,090,800	Domtar Corp.(a)(b)	11,394,860

Pharmaceuticals 0.9%
758,600	KV Pharmaceutical Co. (Class A)(a)(b)	14,663,738

Real Estate Investments Trusts 1.4%
1,077,800	Northstar Realty Finance Corp.(b)	8,967,296
920,700	Sunstone Hotel Investors, Inc.	15,283,620

		24,250,916

Road & Rail 2.5%
566,733	Heartland Express, Inc.(b)	8,449,989
857,350	Knight Transportation, Inc.(b)	15,689,505
319,400	Landstar System, Inc.	17,637,268

		41,776,762

Semiconductors & Semiconductor Equipment 5.1%
738,600	Atmi, Inc.(a)(b)	20,621,712
755,200	Cavium Networks, Inc.(a)(b)	15,859,200
737,500	Intersil Corp. (Class A)(b)	17,936,000
1,692,700	PMC - Sierra, Inc.(a)(b)	12,949,155
566,700	Power Integrations, Inc.(a)(b)	17,913,387

		85,279,454

Software 2.9%
1,058,500	Commvault Systems, Inc.(a)(b)	17,613,440
1,286,200	Quest Software, Inc.(a)(b)	19,048,622
548,900	THQ, Inc.(a)(b)	11,120,714

		47,782,776

Specialty Retail 0.9%
421,000	Ross Stores, Inc.(b)	14,953,920

Textiles, Apparel & Luxury Goods 2.2%
509,000	Phillips-Van Heusen Corp.(b)	18,639,580
393,400	Warnaco Group, Inc.(a)(b)	17,337,138

		35,976,718

Trading Companies & Distributors 1.1%
427,700	Interline Brands, Inc.(a)(b)	6,813,261
1,319,000	RSC Holdings, Inc.(a)(b)	12,213,940

		19,027,201

Transportation Infrastructure 0.4%
264,700	Macquarie Infrastructure Co. LLC(b)	6,694,263

Water Utilites 0.6%
667,500	Aqua America, Inc.(b)	10,659,975

Wireless Telecommunication Services 3.9%
2,959,200	Centennial Communications Corp.(a)(b)	20,684,808
1,219,700	SBA Communications Corp. (Class A)(a)(b)	43,921,397

		64,606,205

	Total long-term investments (cost $1,660,740,758)	1,615,276,417

SHORT-TERM INVESTMENT 49.3%
Affiliated Money Market Mutual Fund
818,919,662	Dryden Core Investment Fund - Taxable Money Market Series (cost $818,919,662; includes $769,463,100 of cash collateral received for securities on loan)(c)(d)	818,919,662

	Total Investments 146.6% (cost $2,479,660,420)(e)	2,434,196,079
	Liabilities in excess of other assets (46.6%)	(774,050,276)

	Net Assets 100.0%	$1,660,145,803

(a)	Non-income producing security.
(b)	All or portion of security is on loan. The aggregate market value of such securities is $730,947,546; cash collateral of $769,463,100 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(d)	Prudential Investment LLC, the manager of the Fund, also serves as the manager of the Dryden Core Investment Fund-Taxable Money Market Series.
(e)	The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation as of June 30, 2008 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Depreciation
$2,486,682,841	$175,316,133	$(227,802,895)	$(52,486,762)

The difference between the book basis and the tax basis was primarily attributable to deferred losses on wash sales.

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence if an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”) in consultation with the subadviser to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or more than one principal market maker.

Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates.

Market value of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.

Investments in mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term debt securities which mature in sixty days or less, are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities which mature in more than sixty days are valued at current market quotations.

The Fund invests in the Taxable Money Market Series (the “Series”), a portfolio of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

“Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).”

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Jennison Small Company Fund, Inc.

By (Signature and Title)*	/s/ Deborah A.Docs
Deborah A. Docs
Secretary of the Fund

Date August 15, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date August 15, 2008

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date August 15, 2008

*	Print the name and title of each signing officer under his or her signature.